EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHAREThe components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2020	2019	2018
Net income (loss)	(137,669)	37,189	84,535

(in thousands)	2020	2019	2018
Weighted average number of shares outstanding - basic	143,282	143,505	144,132
Dilutive impact of stock options	—	94	302
Weighted average number of shares outstanding - diluted	143,282	143,599	144,434

As of December 31, 2020, total outstanding share options were 1,290,000 and they were anti-dilutive.

Our convertible bond, which was repaid in January 2019, was anti-dilutive as of December 31, 2018 using the if-converted method. As of December 31, 2018, 2,345,216 shares were convertible under the convertible bond.

No own shares were acquired in 2020. In 2019 and 2018, we acquired a total of 855,000 and 445,000 own shares, respectively, which have been weighted for the portion of the period they were outstanding. As a result, the treasury shares reduced the weighted average number of shares outstanding by 767,836 shares in 2019 and by 10,466 shares in 2018.